Related-party transactions - Income Statement (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Banco Santander, S.A. (Spain)
Related-party transactions
Interest income	$ 2	$ 1	$ 22
Interest expenses and similar charges	1,230	1,310	1,536
Fee and commission income		8	12
Fee and commission expense	2	2	2
Gains/(losses) on financial assets and liabilities (net)	18,441	(24,086)	(19,135)
Administrative expenses	524	464	398
Santander Global Technology, S.L., Sociedad Unipersonal (formerly Produban Servicios Informaticos Generales, S.L
Related-party transactions
Interest income		84	112
Other operating income	71	79	69
Administrative expenses	3,328	2,875	2,147
Santander Global Technology, S.L
Related-party transactions
Interest income	19
Interest expenses and similar charges	3
Administrative expenses	23
Casa de Bolsa Santander, S.A. de C.V.
Related-party transactions
Interest income	21	41	91
Interest expenses and similar charges	146	304	669
Fee and commission income	142	55	115
Fee and commission expense	43	34	31
Other operating income	56	55	53
Banco Santander International S.A
Related-party transactions
Interest expenses and similar charges	26
Zurich Santander Seguros Mexico, S.A.
Related-party transactions
Fee and commission income	4,284	4,031	4,986
SAM Asset Management, S.A. de C.V., Sociedad Operadora de Fondos de Inversion
Related-party transactions
Fee and commission income	1,742	1,608	1,567
Fee and commission expense	18	17	14
Banco S3 Mexico, SA, Institucion de Banca Multiple
Related-party transactions
Interest expenses and similar charges	21	41	37
Fee and commission income	24
Other operating income	13
Servicios de Cobranza, Recuperacion y Seguimiento, S.A. de C.V.
Related-party transactions
Fee and commission expense		110	105
Santander Global Facilities, S.A. de C.V.
Related-party transactions
Interest expenses and similar charges	70	52	38
Fee and commission expense	55	135	161
Other operating income	7	20	37
Administrative expenses	470	446	368
SMPS Merchant Platform Solutions Mexico S.A de C.V
Related-party transactions
Other operating income	42
Banco Santander (Chile)
Related-party transactions
Gains/(losses) on financial assets and liabilities (net)	494	(26)	134
Operadora de Carteras Gamma, S.A.P.I. de C.V.
Related-party transactions
Interest expenses and similar charges	3
Banco Santander International
Related-party transactions
Gains/(losses) on financial assets and liabilities (net)	(4)
Santander Digital Assets, S.L.
Related-party transactions
Other operating income		22	62
Gesban Mexico Servicios Administrativos Globales, S.A. de C.V.
Related-party transactions
Administrative expenses	58	55	59
Santander Back-Offices Globales Mayoristas, S.A.
Related-party transactions
Administrative expenses	101	71	49
Universia Mexico, S.A. de C.V.
Related-party transactions
Administrative expenses			22
Geoban, S.A.
Related-party transactions
Administrative expenses			60
Santander Global Technology Chile Limitada
Related-party transactions
Administrative expenses	5
Santander Capital Structuring S.A. de C.V.
Related-party transactions
Interest income	123	176	164
Interest expenses and similar charges	6
Aquanima Mexico, S. de R.L. de C.V.
Related-party transactions
Administrative expenses	72	74	71
Other related parties
Related-party transactions
Interest income		2	1
Interest expenses and similar charges	10	30	39
Fee and commission income	1	25	39
Fee and commission expense	1
Gains/(losses) on financial assets and liabilities (net)		(20)	12
Other operating income	7	37	44
Administrative expenses	$ 14	$ 143	$ 30